Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 8,204	$ 7,497
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	366	348
Provision for loan losses	10,450	9,001
Bank owned life insurance	(179)	(178)
Supplemental executive retirement plan expense	477	508
Gain on sale of SBA loans	(4,439)	(1,789)
SBA loans originated for sale	(27,171)	(28,392)
Proceeds from sale of SBA loans originated for sale	30,230	31,386
Gain (loss) and writedown on sale of other real estate owned	557	1,272
Other than temporary decline in value of investments	129	124
Net accretion of purchase premiums and discounts on securities	(68)	(194)
Deferred income tax benefit	(1,801)	(1,726)
Changes in operating assets and liabilities:
Increase in accrued interest receivable and other assets	1,180	995
Increase in accrued interest payable and other accrued liabilities	(451)	(1,478)
Net cash provided by operating activities	17,484	17,374
Cash Flows from Investing Activities
Purchases of investment securities available for sale	(1,537)	(5,753)
Purchases of restricted stock	(525)	54
Proceeds from sale of securities available for sale	500	3,790
Proceeds from maturities and principal payments on mortgage backed securities	6,198	7,784
Proceeds from sale of other real estate owned	3,414	766
Advances on other real estate owned	(4,802)	(2,995)
Net increase in loans	(6,173)	(57,062)
Purchases of bank premises and equipment	(209)	(1,766)
Net cash used in investing activities	(3,134)	(55,182)
Cash Flows from Financing Activities
Payment of dividend on preferred stock	(815)	(813)
Cash payment of fractional shares on 10% stock dividend	(1)	(6)
Minority interest capital withdrawal, net	(915)	(125)
Proceeds from exercise of stock options and warrants	0	32
Net increase in Federal Home Loan Bank short term borrowings	9,848	11,454
Payments of Federal Home Loan Bank advances	0	(3,669)
Net increase in noninterest-bearing deposits	7,978	1,680
Net increase in interest-bearing deposits	22,155	82,729
Net cash provided by financing activities	38,250	91,282
Increase in cash and cash equivalents	52,600	53,474
Cash and Cash Equivalents, January 1,	57,628	4,154
Cash and Cash Equivalents, December 31,	110,228	57,628
Cash paid during the year for:
Interest on deposits and borrowed funds	9,441	11,343
Income taxes	5,700	8,350
Supplemental Schedule of Noncash Activities:
Real estate acquired in settlement of loans	$ 1,879	$ 15,744